Debt - Paragraphs - Repurchase Promissory Note (Details) - Repurchase Promissory Note - USD ($) $ in Millions	1 Months Ended
	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2021
Debt
Debt face amount	$ 15.0
Paid in kind interest, percentage	11.00%
Exit fee	$ 0.6
Accrued interest		$ 9.0	$ 6.5